Assets Classified as Held for Sale (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets Classified as Held for Sale
Property, plant and equipment	$ 25,753	$ 28,871	$ 49,065
Interest in resource properties	196,634	201,802
Total assets	452,467	475,477
Deferred income tax liabilities	58,370	56,570
Liabilities relating to assets held for sale	122,797	$ 142,970
Assets and liabilities classified as held for sale
Assets Classified as Held for Sale
Property, plant and equipment	1,358
Interest in resource properties	33,385
Total assets	34,743
Decommissioning obligations	16,633
Deferred income tax liabilities	3,725
Liabilities relating to assets held for sale	$ 20,358